Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventory [Abstract]
Inventory

Note 3—Inventory

Inventory primarily consists of Powerstation parts used as raw materials for the Company’s EC250 and KG2 orders. Work-in-progress inventory consists of Powerstation parts and employee and contract labor assembly costs for Powerstation sub-assemblies. Sub-assemblies and parts are typically shipped to end customer locations and assembled on-site. Completed Powerstations awaiting final installation and commissioning would be carried as finished goods. There were no finished goods inventory at either September 30, 2016 or December 31, 2015. Inventories consist of:

	September 30, 2016 (unaudited)	December 31, 2015
Raw material and spare parts	$1,003,000	$724,000
Work-in-progress	1,535,000	23,000
Total	$2,538,000	$747,000

The Company had no inventory reserve during 2016 or 2015.

Note 3—Inventory

Inventory consists of Power Oxidizer parts used interchangeably as raw materials and as spare parts for the EC250 units installed to date and the KG2 and EC 250 units on order. Inventory totaled $747,000 and $53,000 as of December 31, 2015 and December 31, 2014, respectively. The Company had no inventory reserve during 2015 or 2014.